                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number 811-21564

                       Blue Rock Market Neutral Fund, LLC
                              445 East Lake Street
                                    Suite 230
                            Wayzata, Minnesota 55391
                    (Address of principal executive offices)

                            Blue Rock Advisors, Inc.
                              445 East Lake Street
                                    Suite 230
                            Wayzata, Minnesota 55391
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (952) 229-8700

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006
                                   (UNAUDITED)

                                                                                        % OF       INITIAL
                                                                                      MEMBERS'   ACQUISITION
                                                            COST        FAIR VALUE     CAPITAL       DATE      LIQUIDITY
                                                        ------------   ------------   --------   -----------   ---------
INVESTMENTS IN PORTFOLIO FUNDS(1, 2)
INVESTMENT FUNDS
Bermuda - Market Neutral Equity
   Scopia International Limited                         $  7,700,000   $  8,277,839     6.13%      08/01/05    Quarterly
   Zebra Equity Fund, Ltd.                                   112,476        124,084     0.09       07/01/04    Quarterly
British Virgin Islands - Market Neutral Equity
   Numeric World Market Neutral Fund Offshore I, Ltd.      5,700,000      5,894,852     4.37       10/01/06    Monthly
Cayman Islands - Market Neutral Equity
   Altairis Offshore                                       7,800,000      8,270,470     6.13       01/01/06    Monthly
   FrontPoint Offshore Financial Services Fund, L.P.      12,309,395     13,001,595     9.63       10/01/06    Quarterly
   Imperium Market Neutral Offshore Fund, Ltd.                 4,319          4,214       --       07/01/04    Quarterly
   Loomis Sayles Consumer Discretionary
      Hedge Fund, Ltd.                                    11,200,000     12,115,202     8.97       02/01/05    Monthly
   Pequot Market Neutral Financial Services
      Offshore Fund, Ltd.                                  4,100,000      4,862,823     3.60       03/01/05    Monthly
   STG Capital Fund, Ltd.                                  6,400,000      6,585,046     4.88       04/01/06    Quarterly
Ireland - Market Neutral Equity
   Lazard Japan Carina Fund, PLC                           6,750,000      6,709,190     4.97       01/01/06    Monthly
                                                        ------------   ------------    -----
      TOTAL INVESTMENT FUNDS                              62,076,190     65,845,315    48.77
                                                        ------------   ------------    -----
LIMITED LIABILITY COMPANIES
United States - Market Neutral Equity
   Dirigo, LLC                                             6,450,000      6,818,338     5.05       09/01/06    Quarterly

LIMITED PARTNERSHIPS
United States - Market Neutral Equity
   Asian Healthcare Absolute Fund, L.P.                    7,350,000      8,199,777     6.07       01/01/05    Quarterly
   FrontPoint Healthcare Fund, L.P.                       10,750,000     12,445,225     9.22       07/01/04    Quarterly
   FrontPoint Utility and Energy Fund, L.P.               12,550,000     14,603,540    10.82       07/01/04    Quarterly
   Rivanna Partners, L.P.                                  3,950,000      4,124,418     3.06       05/01/06    Quarterly
   Seasons Institutional Core Fund, L.P.                  12,950,000     14,153,096    10.48       07/01/04    Quarterly
   Sonar Partners, L.P.                                    7,250,000      8,096,394     6.00       06/01/05    Quarterly
                                                        ------------   ------------    -----
      TOTAL LIMITED PARTNERSHIPS                          54,800,000     61,622,450    45.65
                                                        ------------   ------------    -----
TOTAL INVESTMENTS IN PORTFOLIO FUNDS                    $123,326,190   $134,286,103    99.47%
                                                        ------------   ------------    -----

                       BLUE ROCK MARKET NEUTRAL FUND, LLC

                                DECEMBER 31, 2006
                                   (UNAUDITED)

                                                                          % OF
                                                                        MEMBERS'
                                             COST        FAIR VALUE     CAPITAL
                                         ------------   ------------   ---------
SHORT-TERM INVESTMENTS
UMB BANK, N.A., MONEY MARKET FIDUCIARY   $    890,739   $    890,739      0.66%
                                         ------------   ------------    ------
TOTAL INVESTMENTS IN PORTFOLIO FUNDS
   AND SHORT-TERM INVESTMENTS            $124,216,929    135,176,842    100.13
                                         ============   ------------    ------
LIABILITIES LESS OTHER ASSETS                               (173,185)    (0.13)
                                                        ------------    ------
MEMBERS' CAPITAL                                        $135,003,657    100.00%
                                                        ============    ======

(1) All of the Fund's investments in Portfolio Funds are reported at fair value and are considered to be illiquid because the investments can generally only be redeemed on a monthly or quarterly basis with lock-up periods of up to 6 months.

(2)  Not income producing.

The accompanying notes are an integral part of these financials.

                           ALLOCATION BY SUB-STRATEGY
                                DECEMBER 31, 2006
                                   (UNAUDITED)

                                   (PIE CHART)

U.S. Technology Market Neutral Equity               15.36%
U.S. Multi-Sector Market Neutral Equity             15.28%
Global Financial Market Neutral Equity              13.23%
U.S. Utility and Energy Market Neutral Equity       10.82%
U.S. Healthcare Market Neutral Equity                9.22%
U.S. Consumer Market Neutral Equity                  8.97%
North American Multi-Sector Market Neutral Equity    6.13%
Asian Healthcare Market Neutral Equity               6.07%
Global Sector-Focused Real Estate                    5.05%
Japanese Multi-Sector Market Neutral Equity          4.97%
Global Multi-Sector Market Neutral Equity            4.37%
Cash, liabilities less other assets                  0.53%

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.